Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common stock	Additional paid-in capital	Cumulative foreign currency translation adjustment	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 2	$ 11,470	$ 1,444	$ (61,577)	$ (48,661)
Balance (in Shares) at Dec. 31, 2018	23,121
Share-based compensation expense		82			82
Cancellation of common stock
Cancellation of common stock (in Shares)	(13)
Issuance of common stock
Issuance of common stock (in Shares)	55
Foreign currency translation adjustment, net of tax of $0			(734)		(734)
Net income (loss)				9,950	9,950
Balance at Dec. 31, 2019	$ 2	11,552	710	(51,627)	(39,363)
Balance (in Shares) at Dec. 31, 2019	23,163
Share-based compensation expense		6			6
Foreign currency translation adjustment, net of tax of $0			1,910		1,910
Net income (loss)				3,033	3,033
Balance at Mar. 31, 2020	$ 2	11,558	2,620	(48,594)	(34,414)
Balance (in Shares) at Mar. 31, 2020	23,163
Balance at Dec. 31, 2019	$ 2	11,552	710	(51,627)	(39,363)
Balance (in Shares) at Dec. 31, 2019	23,163
Share-based compensation expense		23			23
Cancellation of common stock		(11)			(11)
Cancellation of common stock (in Shares)	(64)
Issuance of common stock
Issuance of common stock (in Shares)	180
Foreign currency translation adjustment, net of tax of $0			(294)		(294)
Net income (loss)				16,009	16,009
Balance at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Balance (in Shares) at Dec. 31, 2020	23,279
Balance at Mar. 31, 2020	$ 2	11,558	2,620	(48,594)	(34,414)
Balance (in Shares) at Mar. 31, 2020	23,163
Share-based compensation expense		8			8
Foreign currency translation adjustment, net of tax of $0			(682)		(682)
Net income (loss)				3,803	3,803
Balance at Jun. 30, 2020	$ 2	11,566	1,938	(44,791)	(31,285)
Balance (in Shares) at Jun. 30, 2020	23,163
Share-based compensation expense		9			9
Issuance of common stock
Issuance of common stock (in Shares)	180
Foreign currency translation adjustment, net of tax of $0			(704)		(704)
Net income (loss)				4,689	4,689
Balance at Sep. 30, 2020	$ 2	11,575	1,234	(40,102)	(27,291)
Balance (in Shares) at Sep. 30, 2020	23,343
Balance at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Balance (in Shares) at Dec. 31, 2020	23,279
Beneficial conversion feature for senior secured convertible debenture – related party		375			375
Foreign currency translation adjustment, net of tax of $0			103		103
Net income (loss)				253	253
Balance at Mar. 31, 2021	$ 2	11,939	519	(35,365)	(22,905)
Balance (in Shares) at Mar. 31, 2021	23,279
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount	$ 1	354			355
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount (in Shares)	7,084
Share-based compensation expense		31			31
Share-based compensation expense (in Shares)	2,585
Beneficial conversion feature for senior secured convertible debenture – related party		21			21
Foreign currency translation adjustment, net of tax of $0			(52)		(52)
Net income (loss)				362	362
Balance at Jun. 30, 2021	$ 3	12,345	467	(35,003)	(22,188)
Balance (in Shares) at Jun. 30, 2021	32,948
Share-based compensation expense		51			51
Share-based compensation expense (in Shares)	315
Beneficial conversion feature for senior secured convertible debenture		500			500
Foreign currency translation adjustment, net of tax of $0			336		336
Net income (loss)				(195)	(195)
Balance at Sep. 30, 2021	$ 3	$ 12,896	$ 803	$ (35,198)	$ (21,496)
Balance (in Shares) at Sep. 30, 2021	33,263